CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) $ in Thousands	Preferred stock Previously Reported Legacy TOI Preferred Stock USD ($) shares	Preferred stock Previously Reported USD ($) shares	Preferred stock Revision of Prior Period, Adjustment Legacy TOI Preferred Stock USD ($) shares	Preferred stock Revision of Prior Period, Adjustment USD ($) shares	Preferred stock Legacy TOI Preferred Stock USD ($) shares	Preferred stock Legacy TOI Preferred Stock USN ($) shares	Preferred stock USD ($) shares	Preferred stock USN ($) shares	Common stock Previously Reported Legacy TOI Common Stock USD ($) shares	Common stock Previously Reported USD ($) shares	Common stock Revision of Prior Period, Adjustment Legacy TOI Common Stock USD ($) shares	Common stock Revision of Prior Period, Adjustment USD ($) shares	Common stock Legacy TOI Common Stock USD ($) shares	Common stock Legacy TOI Common Stock USN ($) shares	Common stock USD ($) shares	Common stock USN ($) shares	Additional paid in capital Previously Reported USD ($)	Additional paid in capital Revision of Prior Period, Adjustment USD ($)	Additional paid in capital USD ($)	Retained Earnings/ (Accumulated Deficit) Previously Reported USD ($)	Retained Earnings/ (Accumulated Deficit) Revision of Prior Period, Adjustment USD ($)	Retained Earnings/ (Accumulated Deficit) USD ($)	Previously Reported USD ($)	Revision of Prior Period, Adjustment USD ($)	USD ($)
Balance at beginning (in shares) at Dec. 31, 2019 | shares	11,451	0	(11,451)	0	0	0	0	0	100	0	(100)	59,101,090	0	0	59,101,090	59,101,090
Balance at beginning at Dec. 31, 2019 | $	$ 100,114	$ 0	$ (100,114)	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0	$ 6	$ 0		$ 6		$ 94	$ 48,137	$ 48,231	$ (6,015)	$ 0	$ (6,015)	$ (5,921)	$ 48,143	$ 42,222
Changes in Stockholders' Equity
Net loss					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 0	$ 0			0			(14,322)			(14,322)
Exercise of Legacy TOI common share options (in shares) | shares					0	0	0	0					0	0	59,102	59,102
Exercise of Legacy TOI common share options | $					$ 0		$ 0						$ 0		$ 0				50			0			50
Deemed dividend on extinguishment of Legacy TOI preferred stock re-issuance					0	$ 0	0	$ 0					0	$ 0	0	$ 0			31,970			(31,970)			0
Share-based compensation expense					0	0	0	0					0	0	0	0			151			0			151
Balance at ending at Dec. 31, 2020					0	0	0	0					0	0	6	59,160,192			80,402			(52,307)			28,101
Changes in Stockholders' Equity
Net loss					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 0	$ 0			0			(10,927)			(10,927)
Common stock issued in connection with the Business Combination (refer to Note 1) and Legacy TOI preferred stock issued (in shares) | shares					0	0	0	0					0	0	14,088,850	14,088,850
Common stock issued in connection with the Business Combination (refer to Note 1) and Legacy TOI preferred stock issued | $					$ 0		$ 0						$ 0		$ 1				46,098			0			46,099
Preferred stock issued in connection with the Closing of the Business Combination (in shares) | shares					0	0	163,510	163,510					0	0	0	0
Preferred stock issued in connection with the Closing of the Business Combination | $					$ 0		$ 0						$ 0		$ 0				16,351			0			16,351
Share-based compensation expense					$ 0	$ 0	$ 0	$ 0					$ 0	$ 0	$ 0	$ 0			24,535			0			24,535
Balance at ending (in shares) at Dec. 31, 2021 | shares					0	0	163,510	163,510					0	0	73,249,042	73,249,042
Balance at ending at Dec. 31, 2021 | $					$ 0		$ 0						$ 0		$ 7				$ 167,386			$ (63,234)			$ 104,159